Schedule of compensation of key management personnel (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Significant Related Party Transactions
Salaries and bonuses	$ 303,505	$ 389,587	$ 693,000
CPF	25,893	33,237	59,194
Total	$ 329,398	$ 422,824	$ 752,194